Inventories - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Inventory Disclosure [Line Items]
Total inventories	$ 361,231	$ 316,702
Gross carrying amount
Schedule Of Inventory Disclosure [Line Items]
Finished industrial goods	160,060	116,629
Raw materials in progress and industrial supplies	177,728	176,568
Other current inventories	24,902	23,708
Current advances to suppliers	170	954
Accumulated impairment
Schedule Of Inventory Disclosure [Line Items]
Current inventories	$ (1,629)	$ (1,157)	$ (3,210)